ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.5%

Canada — 3.6%
Industrials — 1.4%
ATS(A)*	493,357	$15,005,361

Information Technology — 2.2%
Celestica*	118,505	23,743,857
		38,749,218

China — 4.5%
Consumer Discretionary — 0.9%
XPeng ADR, Cl A(A)*	576,027	10,489,452

Industrials — 2.4%
Airtac International Group	490,305	14,061,515
Estun Automation, Cl A*	1,407,600	4,109,553
Han's Laser Technology Industry Group, Cl A	1,205,500	4,520,059
Shenzhen Inovance Technology, Cl A	349,900	3,083,619
		25,774,746

Information Technology — 1.2%
Xiaomi, Cl B*	1,869,800	12,659,856
		48,924,054

Finland — 2.6%
Industrials — 2.6%
Cargotec, Cl B	192,090	13,147,362
Kalmar, Cl B	325,161	14,759,915
		27,907,277

Germany — 7.2%
Industrials — 6.0%
Duerr	445,667	11,527,937
GEA Group	215,176	15,540,174
KION Group(A)	198,448	12,321,942
Krones	88,898	13,227,204
Siemens	45,078	11,603,441
		64,220,698

Information Technology — 1.2%
Jenoptik	617,282	13,211,676
		77,432,374
Japan — 19.8%
Industrials — 15.9%
Daifuku	588,100	15,146,520
Daihen	232,800	11,184,053
FANUC	688,400	19,536,572
Fuji Machine Manufacturing	952,600	17,973,406
Harmonic Drive Systems(A)	778,700	15,036,395
Mitsubishi Electric	614,800	13,652,690
Nabtesco	736,500	13,705,228
Shibaura Machine	437,000	11,310,110
SMC	41,500	14,532,376
THK	459,000	13,017,123
Description	Shares	Fair Value

Japan — continued
Industrials — continued
Toyota Industries	112,600	$12,176,916
Yaskawa Electric	671,900	14,206,358
		171,477,747

Information Technology — 3.9%
Keyence	36,400	13,351,141
Omron(A)	516,400	13,447,434
Yokogawa Electric	600,200	16,068,347
		42,866,922
		214,344,669

Jersey — 1.0%
Consumer Discretionary — 1.0%
Aptiv PLC*	151,309	10,385,850

Norway — 1.7%
Industrials — 1.7%
AutoStore Holdings(A)*	25,571,309	18,172,151

South Korea — 1.2%
Information Technology — 1.2%
Koh Young Technology	1,239,173	12,965,388

Sweden — 2.0%
Health Care — 0.9%
Elekta, Cl B(A)	1,980,716	9,806,369

Information Technology — 1.1%
Hexagon, Cl B(A)	1,051,013	11,624,916
		21,431,285

Switzerland — 3.3%
Industrials — 3.3%
ABB	235,701	15,534,410
Kardex Holding	51,172	19,786,969
		35,321,379

Taiwan — 5.5%
Industrials — 1.3%
Hiwin Technologies	1,983,365	14,120,615

Information Technology — 4.2%
Advantech	1,122,515	12,617,599
Delta Electronics	855,435	16,250,327
Hon Hai Precision Industry	2,802,152	16,711,050
		45,578,976
		59,699,591
United Kingdom — 2.2%
Information Technology — 2.2%
Raspberry PI Holdings PLC(A)*	1,622,727	8,881,771
Renishaw PLC	372,930	14,682,089
		23,563,860

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

United States — 44.9%
Consumer Discretionary — 1.8%
Serve Robotics(A)*	983,476	$10,021,620
Tesla*	32,970	10,163,662
		20,185,282

Health Care — 5.3%
Azenta*	412,233	13,480,019
Globus Medical, Cl A*	200,746	10,565,262
Illumina*	175,485	18,024,064
Intuitive Surgical*	31,761	15,279,900
		57,349,245

Industrials — 15.5%
Deere	25,177	13,202,063
Emerson Electric	118,871	17,296,919
GXO Logistics*	236,779	11,770,284
Joby Aviation(A)*	1,317,954	21,957,114
John Bean Technologies	114,683	15,803,317
Nordson	66,313	14,204,908
Rockwell Automation	52,089	18,320,222
Schneider Electric	51,515	13,457,897
Stratasys(A)*	1,269,538	13,749,097
Symbotic, Cl A(A)*	498,448	26,891,270
		166,653,091

Information Technology — 22.3%
Ambarella*	288,827	19,088,576
Autodesk*	43,359	13,142,546
Cadence Design Systems*	42,295	15,419,488
Cognex	388,479	15,838,289
IPG Photonics*	233,499	17,486,740
Manhattan Associates*	68,823	15,117,660
Microchip Technology	162,660	10,994,189
Novanta*	138,831	17,078,990
NVIDIA	95,486	16,984,095
PTC*	74,253	15,950,287
QUALCOMM	80,604	11,829,443
Samsara, Cl A*	309,853	11,783,710
ServiceNow*	10,223	9,641,516
Teradyne	187,834	20,179,007
Trimble Navigation*	171,452	14,383,108
Zebra Technologies, Cl A*	47,914	16,243,804
		241,161,448
		485,349,066

Total Common Stock
(Cost $893,794,344)		1,074,246,162

SHORT-TERM INVESTMENTS — 6.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares, 4.28% (B) (C)	70,365,773	70,365,773
Description	Shares	Fair Value

Invesco Government & Agency Portfolio, Institutional Class, 4.25%(B)	3,334,821	$3,334,821

Total Short-Term Investments
(Cost $73,700,594)		73,700,594

Total Investments - 106.3%
(Cost $967,494,938)		$1,147,946,756

Percentages based on Net Assets of $1,080,386,763.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 was $98,004,320.
(B)	The rate shown is the 7-day effective yield as of July 31, 2025.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2025 was $70,365,773. The total value of non-cash collateral held from securities on loan as of July 31, 2025 was $31,297,005.

Cl – Class

PLC – Public Limited Company

ROB-QH-001-2400